Notes to the Consolidated Statements of Financial Position - Schedule of Financial Assets and Liabilities (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortized cost
Non-current financial assets	€ 3,092,290	€ 9,052,741
Thereof marketable securities	2,854,405	8,815,120
Current financial assets	34,462,352	77,504,518
Thereof marketable securities	33,969,390	76,803,111
Financial liabilities at amortized cost
Trade and other payables	€ 11,549,150	€ 14,716,441